Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment consisted of the following:

	December 31,		Estimated useful
(in millions)	2013	2012	life
Land	$87	97	N/A
Buildings and improvements	954	877	8 - 20 years
Furniture and other equipment	429	412	2 - 8 years
Broadcast equipment	107	91	3 - 5 years
Computer equipment	204	185	2 - 4 years
Transponders (note 9)	170	137	8 - 15 years
Projects in progress	74	199	N/A
	2,025	1,998
Less accumulated depreciation	(919)	(867)
Property, plant and equipment, net	$1,106	1,131

In 2013, QVC-Japan transitioned to its new headquarters in Japan that includes television studios, broadcast facilities, administrative offices and a call center. The total project cost was approximately $220 million.
In 2012, QVC-U.K. transitioned to its new leased headquarters in the U.K. that includes television studios, broadcast facilities and administrative offices. QVC-U.K. made certain improvements to its new leased facility costing approximately $50 million.
In 2014, QVC-Italy will take ownership of its current leased headquarters in Italy that includes television studios, broadcast facilities, administrative offices and a call center for approximately $22 million, of which $14 million was deposited in 2013.